COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
COMMITMENTS AND CONTINGENCIES
2018	$ 149,342				¥ 971,666
2019	121,197				788,543
2020	105,273				684,938
2021	92,881				604,309
2022	80,452				523,446
Total	549,145				¥ 3,572,902
Total rental expenses for all operating leases	150,890	¥ 981,737	¥ 772,819	¥ 475,403
Commitments for the construction of warehouses, hubs and sortation centers and related equipments	$ 24,819	¥ 161,478